Tax (Details 2) (CHF)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tax effect of temporary differences (CHF)
Compensation and benefits	2,113,000,000	2,295,000,000
Loans	363,000,000	441,000,000
Investment securities	1,651,000,000	1,805,000,000
Provisions	1,874,000,000	1,760,000,000
Derivatives	143,000,000	355,000,000
Real estate	240,000,000	243,000,000
Net operating loss carry-forwards	4,433,000,000	5,181,000,000
Other	189,000,000	207,000,000
Gross deferred tax assets before valuation allowance	11,006,000,000	12,287,000,000
Less valuation allowance	(2,705,000,000)	(2,554,000,000)	(2,690,000,000)
Gross deferred tax assets net of valuation allowance	8,301,000,000	9,733,000,000
Compensation and benefits	(422,000,000)	(174,000,000)
Loans	(109,000,000)	(162,000,000)
Investment securities	(1,099,000,000)	(1,373,000,000)
Provisions	(397,000,000)	(402,000,000)
Business combinations	0	(20,000,000)
Derivatives	(193,000,000)	(295,000,000)
Leasing	(53,000,000)	(40,000,000)
Real estate	(76,000,000)	(78,000,000)
Other	(161,000,000)	(217,000,000)
Gross deferred tax liabilities	(2,510,000,000)	(2,761,000,000)
Net deferred tax assets	5,791,000,000	6,972,000,000
Net deferred tax assets change	(1,181,000,000)
Valuation allowance against deferred tax assets of UK and Asia	278,000,000
Deferral of tax charges	0
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK	184,000,000
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	305,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	207,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(182,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	(439,000,000)
Net deferred tax assets related to the US and UK	5,132,000,000	6,007,000,000
Valuation allowance of a US and UK entity, as of the end of the period	1,536,000,000	1,454,000,000
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	46,000,000
Due to expire within 2 to 5 years	10,197,000,000
Due to expire within 6 to 10 years	1,158,000,000
Due to expire within 11 to 20 years	1,375,000,000
Amount due to expire	12,776,000,000
Amount not due to expire	13,008,000,000
Total net operating loss carry-forwards	25,784,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,554,000,000	2,690,000,000	2,264,000,000
Net changes	151,000,000	(136,000,000)	426,000,000
Balance at end of period	2,705,000,000	2,554,000,000	2,690,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	483,000,000	597,000,000	466,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(24,000,000)	41,000,000	(280,000,000)
Tax benefits in respect of tax on dividend equivalent payments	22,000,000	12,000,000	2,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	900,000,000	900,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	170,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	420,000,000	373,000,000	578,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4,000,000	33,000,000	54,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8,000,000)	(58,000,000)	(177,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46,000,000	39,000,000	30,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4,000,000)	(65,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5,000,000)	(43,000,000)	(19,000,000)
Other (including foreign currency translation)	(34,000,000)	80,000,000	(28,000,000)
Balance at end of period	423,000,000	420,000,000	373,000,000
of which, if recognized, would affect the effective tax rate	417,000,000	414,000,000	366,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations		13,000,000	19,000,000
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(7,000,000)
Interest and penalties recognized in the consolidated balance sheets	69,000,000	69,000,000	86,000,000
Bank
Tax effect of temporary differences (CHF)
Compensation and benefits	2,106,000,000	2,279,000,000
Loans	363,000,000	441,000,000
Investment securities	1,654,000,000	1,818,000,000
Provisions	1,874,000,000	1,760,000,000
Derivatives	136,000,000	343,000,000
Real estate	240,000,000	242,000,000
Net operating loss carry-forwards	4,432,000,000	5,177,000,000
Other	186,000,000	204,000,000
Gross deferred tax assets before valuation allowance	10,991,000,000	12,264,000,000
Less valuation allowance	(2,704,000,000)	(2,550,000,000)	(2,689,000,000)
Gross deferred tax assets net of valuation allowance	8,287,000,000	9,714,000,000
Compensation and benefits	(120,000,000)	(164,000,000)
Loans	(109,000,000)	(162,000,000)
Investment securities	(1,089,000,000)	(1,354,000,000)
Provisions	(396,000,000)	(402,000,000)
Business combinations	0	(20,000,000)
Derivatives	(193,000,000)	(295,000,000)
Leasing	(53,000,000)	(40,000,000)
Real estate	(75,000,000)	(78,000,000)
Other	(153,000,000)	(208,000,000)
Gross deferred tax liabilities	(2,188,000,000)	(2,723,000,000)
Net deferred tax assets	6,099,000,000	6,991,000,000
Net deferred tax assets change	(892,000,000)
Valuation allowance against deferred tax assets of UK and Asia	278,000,000
Deferral of tax charges	0
Write-down of net deferred tax assets as a result of changes to corporation tax rates in the UK	184,000,000
Income tax effects allocated directly to equity share-based compensation pension plan remeasurement	44,000,000
Increase in net deferred tax assets as a result of re-measurement of deferred tax balances in Switzerland and the US	207,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(182,000,000)
Net deferred tax assets increase/(decrease) related to temporary differences and taxable income	(411,000,000)
Net operating loss carry-forwards (CHF)
Due to expire within 1 year	46,000,000
Due to expire within 2 to 5 years	10,197,000,000
Due to expire within 6 to 10 years	1,152,000,000
Due to expire within 11 to 20 years	1,375,000,000
Amount due to expire	12,770,000,000
Amount not due to expire	13,008,000,000
Total net operating loss carry-forwards	25,778,000,000
Movements in the valuation allowance (CHF)
Balance at beginning of period	2,550,000,000	2,689,000,000	2,262,000,000
Net changes	154,000,000	(139,000,000)	427,000,000
Balance at end of period	2,704,000,000	2,550,000,000	2,689,000,000
Net operating loss carryforward period as per US tax law (in years)	20
Net operating loss carryforward period as per Swiss tax law (in years)	7
Tax benefits associated with share-based compensation (CHF)
Tax benefits recorded in the consolidated statements of operations	481,000,000	596,000,000	464,000,000
Windfall tax benefits/(shortfall tax charge) recorded in additional paid-in capital	(24,000,000)	30,000,000	(277,000,000)
Tax benefits in respect of tax on dividend equivalent payments	22,000,000	12,000,000	1,000,000
Windfall deductions and dividend equivalents not resulting in a reduction of income taxes payable	900,000,000	900,000,000
Tax benefit that will be recorded when benefit of deductions for dividend equivalent payments is realized	170,000,000
Movements in gross unrecognized tax benefits (CHF)
Balance at beginning of period	416,000,000	370,000,000	578,000,000
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4,000,000	33,000,000	54,000,000
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8,000,000)	(58,000,000)	(177,000,000)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	43,000,000	38,000,000	29,000,000
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4,000,000)	(65,000,000)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5,000,000)	(43,000,000)	(19,000,000)
Other (including foreign currency translation)	(34,000,000)	80,000,000	(30,000,000)
Balance at end of period	416,000,000	416,000,000	370,000,000
of which, if recognized, would affect the effective tax rate	410,000,000	410,000,000	364,000,000
Interest and penalties (CHF)
Interest and penalties recognized in the consolidated statements of operations		13,000,000	19,000,000
Interest and penalties recognized in the consolidated statements of operations, Recoveries	(6,000,000)
Interest and penalties recognized in the consolidated balance sheets	64,000,000	64,000,000	82,000,000